Document and Entity Information Document	Feb. 17, 2026	Feb. 11, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 17, 2026
Entity File Number		1-35779
Entity Registrant Name	USA Compression Partners, LP
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		75-2771546
Entity Address, Address Line One	8115 Preston Road
Entity Address, Address Line Two	Suite
Entity Address, State or Province	TX
Entity Address, City or Town	Dallas
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	545-0440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common units representing limited partner interests
Trading Symbol		USAC
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key	0001522727
Amendment Flag	false